Consolidated Statements of Income - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Revenue:
Commissions		¥ 204,113	¥ 171,692
Fees from investment banking		94,586	69,750
Asset management and portfolio service fees		184,181	148,473
Net gain on trading		279,705	232,176
Gain on private equity and debt investments		4,751	8,010
Interest and dividends		1,551,508	1,208,109
Gain (loss) on investments in equity securities		(1,112)	7,569
Other		141,719	60,274
Total revenue		2,459,451	1,906,053
Interest expense		1,521,682	1,189,380
Net revenue	[1]	937,769	716,673
Non-interest expenses:
Compensation and benefits		369,181	325,811
Commissions and floor brokerage		88,954	65,701
Information processing and communications		112,510	106,452
Occupancy and related depreciation		34,445	34,078
Business development expenses		12,553	11,540
Other		84,185	70,046
Total non-interest expenses		701,828	613,628
Income before income taxes		235,941	103,045
Income tax expense		66,802	41,578
Net income		169,139	61,467
Less: Net income attributable to noncontrolling interests		1,814	2,904
Net income attributable to NHI shareholders		¥ 167,325	¥ 58,563
Basic-
Net income attributable to NHI shareholders per share		¥ 56.63	¥ 19.34
Diluted-
Net income attributable to NHI shareholders per share		¥ 54.58	¥ 18.62

[1]	There is no revenue derived from transactions with a single major external customer.